Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions and Balances with Related Parties
Note 20. Transactions and Balances with Related Parties
SUN Corporation, the Company’s controlling shareholder is also a reseller of the Company in the Japanese market.
A.Transactions with SUN Corporation
B.

	Year Ended December 31,
	2023	2022	2021
Revenues	4,061	3,586	3,678
C.Balances with SUN Corporation

	December 31, 2023	December 31, 2022
Trade receivables	345	122